SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review the Company did not identify any subsequent events, except as noted below, that would have required adjustment or disclosure in the financial statements.

On October 18, 2023, the Company deposited $660,000 into the trust account of the Company (the “Extension Fee”) to extend the timeline to complete a business combination for an additional three months from October 18, 2023 to January 18, 2024 (the “Extension”). Such deposit of the Extension Fee is evidenced by an unsecured promissory note (the “Promissory Note”) in the principal amount of $660,000 to the Sponsor.

The Promissory Note bears no interest and is payable in full upon the consummation of the Company’s business combination (such date, the “Maturity Date”).

The payees of the Promissory Note, the Sponsor, has the right, but not the obligation, to convert the Promissory Note, in whole or in part, up to $1,500,000, into private units (the “Units”) of the Company at a price of $10.00 per unit, each consisting of one ordinary share and one right to receive two-tenths (2/10) of one ordinary share upon the consummation of a business combination.

On October 23, 2023, the Company entered into an Agreement and Plan of Merger and Reorganization by and among TenX, TenX Merger Sub, Inc., a Delaware corporation and wholly owned Subsidiary of TenX, Citius Pharmaceuticals, Inc., a Nevada corporation, and Citius Oncology, Inc., a Delaware corporation and wholly owned subsidiary of Citius Pharma.

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.